Roundhill Ball Metaverse ETF
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.7%
Apparel — 0.6%
NIKE, Inc. - Class B	28,591	$2,686,982

Commercial Services — 0.3%
Block, Inc. (a)	16,166	1,367,320

Computers — 7.9%
Apple, Inc.	197,363	33,843,807

Diversified Financial Services — 0.8%
Coinbase Global, Inc. - Class A (a)(e)	12,960	3,435,955

Home Furnishings — 3.5%
Sony Group Corp. (b)	175,000	14,950,940

Internet — 26.0% (d)
Alibaba Group Holding, Ltd. (b)	836,500	7,508,401
Alphabet, Inc. - Class A (a)	103,561	15,630,462
Amazon.com, Inc. (a)	75,026	13,533,190
Baidu, Inc. - ADR (a)(b)	104,491	11,000,812
Meta Platforms, Inc. - Class A	51,434	24,975,322
NAVER Corp. (b)	44,409	6,171,903
Sea, Ltd. - ADR (a)(b)(e)	155,252	8,338,585
Snap, Inc. - Class A (a)(e)	908,900	10,434,172
Tencent Holdings, Ltd. (b)	340,800	13,228,864
		110,821,711
Media — 2.1%
The Walt Disney Co.	72,061	8,817,384

Semiconductors — 23.2%
Advanced Micro Devices, Inc. (a)	39,257	7,085,496
Arm Holdings PLC - ADR (a)(b)(e)	61,446	7,680,135
ASML Holding NV (b)	6,952	6,746,707
Intel Corp.	173,563	7,666,278
NVIDIA Corp.	25,854	23,360,640
QUALCOMM, Inc.	91,749	15,533,106
Samsung Electronics Co., Ltd. (b)	202,571	12,158,022
Skyworks Solutions, Inc.	52,001	5,632,748
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	96,259	13,096,037
		98,959,169
Software — 32.1% (d)
Adobe, Inc. (a)	18,582	9,376,477
Akamai Technologies, Inc. (a)(e)	50,859	5,531,425
Autodesk, Inc. (a)	56,030	14,591,333
Cloudflare, Inc. - Class A (a)(e)	57,675	5,584,670
Electronic Arts, Inc.	50,022	6,636,419
Krafton, Inc. (a)(b)	38,542	7,157,289
Microsoft Corp.	41,886	17,622,278
NetEase, Inc. - ADR (b)	53,732	5,559,650
Planet Labs PBC (a)(e)	1,312,837	3,347,734
ROBLOX Corp. - Class A (a)	810,950	30,962,071
Take-Two Interactive Software, Inc. (a)(e)	73,977	10,984,845
Unity Software, Inc. (a)(e)	743,639	19,855,161
		137,209,352
Toys/Games/Hobbies — 3.2%
Nintendo Co., Ltd. (b)	250,500	13,669,956
TOTAL COMMON STOCKS (Cost $419,125,534)		425,762,576

SHORT-TERM INVESTMENTS - 0.3%
Money Market Fund — 0.3%
First American Government Obligations Fund, Class X, 5.23% (c)	1,387,441	1,387,441
TOTAL SHORT-TERM INVESTMENTS (Cost $1,387,441)		1,387,441

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (c)	52,193,734	52,193,734
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $52,193,734)		52,193,734

TOTAL INVESTMENTS (Cost $472,706,709) — 112.2%		479,343,751
Other assets and liabilities, net — (12.2)%		(52,040,426)
NET ASSETS — 100.0%		$427,303,325

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)	All or a portion of this security is on loan as of March 31, 2024. The market value of securities out on loan is $50,730,639.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	69.9%
	Cayman Islands	10.7%
	Japan	6.7%
	Republic of Korea	5.9%
	Taiwan	3.1%
	United Kingdom	1.8%
	Netherlands	1.6%
	Total Country	99.7%
	SHORT-TERM INVESTMENTS	0.3%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	12.2%
	TOTAL INVESTMENTS	112.2%
	Other assets and liabilities, net	-12.2%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$425,762,576	$-	$-	$425,762,576
Money Market Fund	1,387,441	-	-	1,387,441
Investments Purchased With Proceeds From Securities Lending**	-	-	-	52,193,734
Total Investments - Assets	$427,150,017	$-	$-	$479,343,751

* See the Schedule of Investments for industry classifications.
**Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.